UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -------
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Adage Capital Partners GP, L.L.C.
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           200 Clarendon Street, 52nd Floor
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           Boston, Massachusetts 02116
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Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phillip Gross
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Title:     Managing Member of the Managing Member
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Phone:     617-867-2855
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Signature, Place, and Date of Signing:

        /s/ Phillip Gross             Boston, Massachusetts       9/8/03
       ------------------------   ------------------------------  -------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:                6
                                               -------------

Form 13F Information Table Value Total:         $186,315
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name


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



              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
INGERSOLL-RAND COMPANY LTD      CL A            G4776G101  53003 1120100       SH      SOLE            1120100
COCA COLA CO                    COM             191216100  49029 1056441       SH      SOLE            1056441
QUESTCOR PHARMACEUTICALS INC    COM             74835Y101   1122 1122400       SH      SOLE            1122400
SBC COMMUNICATIONS INC          COM             78387G103  45205 1769291       SH      SOLE            1769291
SCHERING PLOUGH CORP            COM             806605101  29756 1599800       SH      SOLE            1599800
SUN MICROSYSTEMS INC            COM             866810104   8200 1782600       SH      SOLE            1782600

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